Vanguard Total World Bond ETF

Schedule of Investments (unaudited)
As of May 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Bond Fund (48.1%)
Vanguard Total Bond Market ETF	749,959	61,677

International Bond Fund (51.9%)
Vanguard Total International Bond ETF	1,179,319	66,596
Total Investment Companies (Cost $123,979)		128,273
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.527% (Cost $15)	156	15
Total Investments (100.0%) (Cost $123,994)		128,288
Other Assets and Liabilities - Net (0.0%)		1
Net Assets (100%)		128,289
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At May 31, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sep. 6,		Proceeds					May 31,
	2018[1]		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost[2]	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market	—	NA3	NA3	—	— —		—	15
Liquidity Fund

Vanguard Total World Bond ETF

Vanguard Total Bond	—	61,279	1,949	(4)	2,351	715	—	61,677
Market ETF

Vanguard Total	—	67,260	2,604	(3)	1,943	1,046	—	66,596
International Bond ETF
Total	—	128,539	4,553	(7)	4,294	1,761	—	128,288

1 Inception.
2 Includes $123,983,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.
3 Not applicable—purchases and sales are for temporary cash investment purposes.